Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Temporary cash investments (Note 28)	₱ 6,184	₱ 8,678
Short-term investments	200
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	443	428
Financial instruments at FVPL:	1,021	860
Financial assets at fair value through profit or loss	578	432
Total	55,292	54,464
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	54,271	53,604
Debt instruments at amortized cost	595	596
Other financial assets	4,069	4,285
Temporary cash investments (Note 28)	6,184	8,678
Short-term investments	122	129
Retail subscribers	19,894	17,216
Corporate subscribers	15,934	15,151
Foreign administrations	1,250	1,058
Domestic carriers	188	296
Dealers, agents and others	6,035	6,195
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	443	428
Financial instruments at FVPL:	443	428
Total	50,570	49,357
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	50,127	48,929
Debt instruments at amortized cost	200
Other financial assets	320	206
Temporary cash investments (Note 28)	6,184	8,678
Short-term investments	122	129
Retail subscribers	19,894	17,216
Corporate subscribers	15,934	15,151
Foreign administrations	1,250	1,058
Domestic carriers	188	296
Dealers, agents and others	6,035	6,195
1-3 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	3,530	3,740
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	3,530	3,740
Debt instruments at amortized cost	45	225
Other financial assets	3,485	3,515
3-5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	412	852
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	412	852
Debt instruments at amortized cost	340	361
Other financial assets	72	491
Later than five years [member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	578	432
Financial assets at fair value through profit or loss	578	432
Total	780	515
Later than five years [member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	202	83
Debt instruments at amortized cost	10	10
Other financial assets	₱ 192	₱ 73